The European Equity Fund, Inc.

Schedule of Investments	as of March 31, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks 97.3%
United Kingdom 16.7%
Hotels, Restaurants & Leisure 3.0%
Compass Group PLC	100,000	2,351,083

Multiline Retail 1.9%
B&M European Value Retail SA	297,851	1,449,830

Multi-Utilities 2.9%
National Grid PLC	200,000	2,217,015

Pharmaceuticals 2.9%
AstraZeneca PLC	28,000	2,238,122

Tobacco 3.2%
British American Tobacco PLC	60,000	2,496,877

Wireless Telecommunication Services 2.8%
Vodafone Group PLC	1,200,000	2,185,745
Total United Kingdom (Cost $13,764,015)		12,938,672

Germany 15.5%
Air Freight & Logistics 1.9%
Deutsche Post AG (Registered)	46,000	1,497,682

Capital Markets 3.3%
Deutsche Boerse AG	20,000	2,566,492

Chemicals 1.7%
Evonik Industries AG	48,000	1,308,439

Health Care Equipment & Supplies 2.6%
Siemens Healthineers AG 144A	48,000	2,001,999

Insurance 2.9%
Allianz SE (Registered)	10,000	2,226,089

Internet & Direct Marketing Retail 0.6%
Zalando SE 144A*†	12,000	468,166

Software 2.5%
SAP SE	17,000	1,965,848
Total Germany (Cost $10,768,898)		12,034,715

Switzerland 12.6%
Capital Markets 2.8%
Partners Group Holding AG	3,000	2,180,066

Chemicals 2.2%
Sika AG (Registered)	12,000	1,675,399

Insurance 3.2%
Baloise Holding AG (Registered)	15,000	2,476,664

Technology Hardware, Storage & Peripherals 1.9%
Logitech International SA (Registered)	38,000	1,488,648

Transportation Infrastructure 2.5%
Flughafen Zurich AG (Registered)	10,600	1,933,173
Total Switzerland (Cost $8,543,925)		9,753,950

Netherlands 12.1%
Banks 2.2%
ING Groep NV	140,000	1,695,008

	Shares	Value ($)
Beverages 3.4%
Heineken NV	25,000	2,640,590

Oil, Gas & Consumable Fuels 3.3%
Royal Dutch Shell PLC "B"	82,000	2,594,022

Professional Services 2.1%
Wolters Kluwer NV	24,000	1,635,549

Semiconductors & Semiconductor Equipment 1.1%
ASML Holding NV	4,600	863,491
Total Netherlands (Cost $8,121,235)		9,428,660

France 11.9%
Aerospace & Defense 2.5%
Thales SA	16,000	1,917,572

Commercial Services & Supplies 1.4%
Edenred	24,000	1,093,150

Construction & Engineering 1.8%
Bouygues SA	40,000	1,430,320

Health Care Equipment & Supplies 2.5%
BioMerieux	23,000	1,903,089

Household Durables 1.7%
SEB SA	8,000	1,347,240

Machinery 2.0%
Alstom SA	36,000	1,560,912
Total France (Cost $9,251,240)		9,252,283

Denmark 9.5%
Chemicals 1.9%
Chr Hansen Holding A/S	15,000	1,521,883

Electric Utilities 2.7%
Orsted A/S 144A	27,773	2,106,888

Electrical Equipment 2.2%
Vestas Wind Systems A/S	20,000	1,684,464

Pharmaceuticals 2.7%
Novo Nordisk A/S "B"	40,000	2,095,954
Total Denmark (Cost $5,876,070)		7,409,189

Sweden 7.0%
Electronic Equipment, Instruments & Components 1.9%
Hexagon AB "B"	29,000	1,516,311

Household Products 1.9%
Essity AB "B"	50,000	1,445,159

Machinery 2.1%
Alfa Laval AB	70,000	1,610,427

Oil, Gas & Consumable Fuels 1.1%
Lundin Petroleum AB	26,000	882,382
Total Sweden (Cost $5,067,450)		5,454,279

Ireland 4.6%
Containers & Packaging 1.8%
Smurfit Kappa Group PLC	50,000	1,396,639

Food Products 2.8%
Kerry Group PLC "A"	20,000	2,222,946
Total Ireland (Cost $3,814,324)		3,619,585

	Shares	Value ($)
Italy 2.9%
Banks 0.9%
Intesa Sanpaolo SpA	300,000	731,215

Diversified Telecommunication Services 2.0%
Telecom Italia SpA*	2,500,000	1,556,062
Total Italy (Cost $2,737,259)		2,287,277

Finland 2.9%
Oil, Gas & Consumable Fuels 2.9%
Neste OYJ (Cost $1,636,751)	21,000	2,239,786

Belgium 1.6%
Banks 1.6%
KBC Group NV (Cost $928,639)	17,000	1,188,670
Total Common Stocks (Cost $70,509,806)		75,607,066

	Contracts	Value ($)
Put Options Purchased 0.1%
Exchange-Traded Index Options Contracts
Deutsche Boerse AG German Stock Index, Expiration Date 6/21/2019, Strike Price EUR 9,000, Notional Amount EUR 27,000,000 (Cost $165,140)	600	45,469

	Shares	Value ($)
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (Cost $487,793) (a) (b)	487,793	487,793

Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 2.47% (Cost $1,549,765) (b)	1,549,765	1,549,765

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $72,712,504)	100.0	77,690,093
Other Assets and Liabilities, Net	0.0	33,788
Net Assets	100.0	77,723,881

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of shares at 3/31/2019	Value ($) at 3/31/2019
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.36% (a) (b)
–	487,793(c)	–	–	–	2,438	–	487,793	487,793
Cash Equivalents 2.0%
DWS Central Cash Management Government Fund, 2.47% (b)
5,044,780	7,537,390	11,032,405	–	–	24,036	–	1,549,765	1,549,765
5,044,780	8,025,183	11,032,405	–	–	26,474	–	2,037,558	2,037,558

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2019 amounted to $463,484, which is 0.6% of net assets.
(a)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2019.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)
United Kingdom	$12,938,672	$—	$—	$12,938,672
Germany	12,034,715	—	—	12,034,715
Switzerland	9,753,950	—	—	9,753,950
Netherlands	9,428,660	—	—	9,428,660
France	9,252,283	—	—	9,252,283
Denmark	7,409,189	—	—	7,409,189
Sweden	5,454,279	—	—	5,454,279
Ireland	3,619,585	—	—	3,619,585
Italy	2,287,277	—	—	2,287,277
Finland	2,239,786	—	—	2,239,786
Belgium	1,188,670	—	—	1,188,670
Short-Term Instruments (d)	2,037,558	—	—	2,037,558
Derivatives (e)
Purchased Options	45,469	—	—	45,469
Total	$77,690,093	$—	$—	$77,690,093

(d) See Schedule of Investments for additional detailed categorizations.
(e) Derivatives include value of options purchased.